MATERIAL ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Caylloma
Significant Accounting Policies
Conversion factors related to inferred resources	90.00%	90.00%
Percentage of inferred resources	42.00%	50.00%
Yaramoko
Significant Accounting Policies
Conversion factors related to inferred resources	100.00%	100.00%
Percentage of inferred resources	9.00%	5.00%
Seguela
Significant Accounting Policies
Conversion factors related to inferred resources	100.00%	100.00%
Percentage of inferred resources	1.00%	1.00%
Restricted Share Units
Significant Accounting Policies
vesting period	3 years
Performance Share Units
Significant Accounting Policies
vesting period	3 years